Pension Plans and Other Postretirement Benefit Plans - Summary of Combined Balance Sheets (Details) - MSGE SPINCO, INC [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Pension Plan [Member]
Disclosure In Tabular Form Of Amount Recognized In The Consolidated Balance Sheets Of Pension Plans And Post Retirement Benefit Plans [Line Items]
Total	$ (26,938)	$ (26,246)
Postretirement Plan [Member]
Disclosure In Tabular Form Of Amount Recognized In The Consolidated Balance Sheets Of Pension Plans And Post Retirement Benefit Plans [Line Items]
Total	(2,463)	(3,218)
Accrued Employee Related Costs [Member] | Pension Plan [Member]
Disclosure In Tabular Form Of Amount Recognized In The Consolidated Balance Sheets Of Pension Plans And Post Retirement Benefit Plans [Line Items]
Current liabilities (included in accrued employee related costs)	(264)	(259)
Accrued Employee Related Costs [Member] | Postretirement Plan [Member]
Disclosure In Tabular Form Of Amount Recognized In The Consolidated Balance Sheets Of Pension Plans And Post Retirement Benefit Plans [Line Items]
Current liabilities (included in accrued employee related costs)	(364)	(369)
Defined Benefit And Other Post Retirement Benefit Obligations [Member] | Pension Plan [Member]
Disclosure In Tabular Form Of Amount Recognized In The Consolidated Balance Sheets Of Pension Plans And Post Retirement Benefit Plans [Line Items]
Non-current liabilities (included in defined benefit and other postretirement obligations)	(26,674)	(25,987)
Defined Benefit And Other Post Retirement Benefit Obligations [Member] | Postretirement Plan [Member]
Disclosure In Tabular Form Of Amount Recognized In The Consolidated Balance Sheets Of Pension Plans And Post Retirement Benefit Plans [Line Items]
Non-current liabilities (included in defined benefit and other postretirement obligations)	$ (2,099)	$ (2,849)